Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cost
Balance	$ 37,326,178	$ 35,968,583
Additions	2,641,812	2,914,853
Disposals	(709,376)	(159,621)
Exchange differences	(2,138,852)	(2,255,284)
Balance	40,037,464	36,468,531
Acquisitions through business combinations	2,917,702
Accumulated Depreciation
Balance	27,428,877	28,084,229
Depreciation charged for the period	1,574,030	1,245,057
Disposals	(459,024)	(152,378)
Exchange differences	(1,567,498)	(1,783,455)
Balance	27,817,988	27,393,453
Acquisitions through business combinations	841,603
Net book value
Balance	12,219,476	9,075,078	$ 9,897,301
Leasehold Improvements [Member]
Cost
Balance	3,239,683	3,649,107
Additions	26,342	4,284
Disposals	(101,834)
Exchange differences	(173,963)	(231,811)
Balance	2,990,228	3,421,580
Acquisitions through business combinations
Accumulated Depreciation
Balance	2,693,472	2,923,013
Depreciation charged for the period	51,903	78,674
Disposals	(99,439)
Exchange differences	(146,005)	(185,685)
Balance	2,499,931	2,816,002
Acquisitions through business combinations
Net book value
Balance	490,298	605,578
Machinery and Equipment [Member]
Cost
Balance	5,108,501	5,713,840
Additions	18,698	47,695
Disposals	(7,437)	(33,571)
Exchange differences	(281,325)	(362,976)
Balance	4,838,437	5,364,988
Acquisitions through business combinations
Accumulated Depreciation
Balance	4,906,277	5,390,966
Depreciation charged for the period	57,623	89,833
Disposals	(7,396)	(33,568)
Exchange differences	(271,901)	(342,465)
Balance	4,684,603	5,104,766
Acquisitions through business combinations
Net book value
Balance	153,834	260,222
Office Decoration and Equipment [Member]
Cost
Balance	5,412,444	5,951,808
Additions	18,603	54,330
Disposals	(15,463)	(3,136)
Exchange differences	(298,630)	(378,093)
Balance	5,322,024	5,624,909
Acquisitions through business combinations	205,070
Accumulated Depreciation
Balance	4,799,149	5,124,622
Depreciation charged for the period	96,235	111,429
Disposals	(15,432)	(3,091)
Exchange differences	(268,318)	(325,546)
Balance	4,795,998	4,907,414
Acquisitions through business combinations	184,364
Net book value
Balance	526,026	717,495
Vehicles [Member]
Cost
Balance	16,233,868	17,885,762
Additions	80,350	399,639
Disposals	(344,818)	(115,471)
Exchange differences	(880,949)	(1,136,207)
Balance	15,230,070	17,033,723
Acquisitions through business combinations	141,619
Accumulated Depreciation
Balance	13,447,168	14,004,064
Depreciation charged for the period	416,775	611,225
Disposals	(330,993)	(115,471)
Exchange differences	(742,974)	(889,619)
Balance	12,926,699	13,610,199
Acquisitions through business combinations	136,723
Net book value
Balance	2,303,371	3,423,524
Assets Under Construction [Member]
Cost
Balance	248,686
Additions		23,027
Disposals	(211,659)
Exchange differences	(4,472)
Balance	32,555	23,027
Acquisitions through business combinations
Accumulated Depreciation
Balance
Depreciation charged for the period
Disposals
Exchange differences
Balance
Acquisitions through business combinations
Net book value
Balance	32,555	23,027
GDM Machines [Member]
Cost
Balance	1,713,926	1,883,116
Additions	318,905
Disposals	(15,892)
Exchange differences	(107,391)	(119,627)
Balance	1,909,548	1,763,489
Acquisitions through business combinations
Accumulated Depreciation
Balance	891,378	616,280
Depreciation charged for the period	188,620	174,897
Disposals	(5,303)
Exchange differences	(56,970)	(39,150)
Balance	1,017,725	752,027
Acquisitions through business combinations
Net book value
Balance	891,822	1,011,462
Robots [Member]
Cost
Balance	5,369,070	884,950
Additions	2,178,914	2,385,878
Disposals	(12,273)	(7,443)
Exchange differences	(392,122)	(26,570)
Balance	9,714,602	3,236,815
Acquisitions through business combinations	2,571,013
Accumulated Depreciation
Balance	691,433	25,284
Depreciation charged for the period	762,874	178,999
Disposals	(461)	(248)
Exchange differences	(81,330)	(990)
Balance	1,893,032	203,045
Acquisitions through business combinations	520,516
Net book value
Balance	$ 7,821,570	$ 3,033,770